Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other payables
Summary of trade and other payables

	As of	As of
	December 31,	December 31,
	2018	2019
Payables to merchants	13,942	12,116
Money remittances and e-wallets accounts payable	6,571	6,515
Deposits received from agents	4,839	6,246
Commissions payable	601	503
Accrued personnel expenses and related taxes	562	883
Provision for undrawn credit commitments (Note 30)	84	98
Other payables	900	934
Total trade and other payables	27,499	27,295